Related party transactions	12 Months Ended
Dec. 31, 2017
Related party transactions
Related party transactions

24. Related party transactions

Transactions between the Group and its employees, consultants or directors are disclosed below.

Compensation of key management personnel

Key management personnel are identified as being the CEO, CFO, CTO and CMO.

The combined remuneration package of key management was as follows:

	Years ended December 31,
Thousands of euros	2017	2016	2015
Short-term benefits	1,823	1,600	1,387
Post-employment benefits	94	87	86
Share-based payments	674	470	104
Total	2,591	2,157	1,577

No loan, quasi-loan or other guarantee is outstanding with members of the management team.

Transactions with non-executive directors

Non-executive directors that represent shareholders of the Company receive no compensation for their position as directors.

The independent directors receive a fee for attending and preparing the meetings of the BoD and they receive reimbursement for expenses directly related to the board meetings.

	As at December 31,
Thousands of euros	2017	2016	2015
Short-term benefits	234	158	173
Share-based payments	52	39	—

Total	286	197	173

No advances or credits have been granted to any member of the BoD. None of the members of the BoD has received any non-monetary remuneration other than warrants.